NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current Assets	$ 9,607	$ 7,979
Non-Current Assets	94,983	92,805
Current Liabilities	10,903	11,705
Non-Current Liabilities	63,834	55,063
Non-Controlling Interest in Operating Subsidiaries	1,700
Dividend recapitalization	1,700
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets	265	312
Non-Current Assets	5,882	5,579
Current Liabilities	561	387
Non-Current Liabilities	3,725	3,744
Non-Controlling Interest in Operating Subsidiaries	365	344
Partnership capital	1,496	1,416
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	871	747
Non-Current Assets	2,936	3,576
Current Liabilities	745	549
Non-Current Liabilities	3,779	3,099
Non-Controlling Interest in Operating Subsidiaries	(402)	526
Partnership capital	(315)	149
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Current Assets	293	257
Non-Current Assets	1,175	1,288
Current Liabilities	448	187
Non-Current Liabilities	451	709
Non-Controlling Interest in Operating Subsidiaries	495	559
Partnership capital	74	90
Brazilian electricity transmission operation
Disclosure of subsidiaries [line items]
Current Assets	49	19
Non-Current Assets	1,045	532
Current Liabilities	31	11
Non-Current Liabilities	708	323
Non-Controlling Interest in Operating Subsidiaries	246	150
Partnership capital	109	67
North American residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Current Assets	968
Non-Current Assets	8,603
Current Liabilities	834
Non-Current Liabilities	4,906
Non-Controlling Interest in Operating Subsidiaries	2,827
Partnership capital	1,004
North American Residential Infrastructure Business
Disclosure of subsidiaries [line items]
Current Assets		926
Non-Current Assets		8,730
Current Liabilities		797
Non-Current Liabilities		5,021
Non-Controlling Interest in Operating Subsidiaries		2,832
Partnership capital		1,006
Indian gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets	423	192
Non-Current Assets	1,415	1,562
Current Liabilities	285	937
Non-Current Liabilities	1,039	133
Non-Controlling Interest in Operating Subsidiaries	516	652
Partnership capital	(2)	32
European residential decarbonization infrastructure business
Disclosure of subsidiaries [line items]
Current Assets	610	681
Non-Current Assets	3,585	3,581
Current Liabilities	491	491
Non-Current Liabilities	1,454	1,360
Non-Controlling Interest in Operating Subsidiaries	1,705	1,825
Partnership capital	545	586
North American rail operation
Disclosure of subsidiaries [line items]
Current Assets	748	686
Non-Current Assets	10,142	10,054
Current Liabilities	587	791
Non-Current Liabilities	5,867	4,866
Non-Controlling Interest in Operating Subsidiaries	3,995	4,583
Partnership capital	441	500
U.K. ports operation
Disclosure of subsidiaries [line items]
Current Assets	130	121
Non-Current Assets	1,261	1,239
Current Liabilities	56	70
Non-Current Liabilities	958	928
Non-Controlling Interest in Operating Subsidiaries	152	147
Partnership capital	225	215
Australian port operation
Disclosure of subsidiaries [line items]
Current Assets	75	102
Non-Current Assets	192	425
Current Liabilities	61	105
Non-Current Liabilities	8	115
Non-Controlling Interest in Operating Subsidiaries	137	218
Partnership capital	61	89
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Current Assets	2,346	435
Non-Current Assets	10,005	11,950
Current Liabilities	1,565	984
Non-Current Liabilities	6,213	6,639
Non-Controlling Interest in Operating Subsidiaries	3,512	3,597
Partnership capital	1,061	1,165
Canadian diversified midstream operation
Disclosure of subsidiaries [line items]
Current Assets	751	672
Non-Current Assets	12,976	14,346
Current Liabilities	1,455	1,763
Non-Current Liabilities	6,933	7,463
Non-Controlling Interest in Operating Subsidiaries	2,327	2,528
Partnership capital	3,012	3,264
North American gas storage operation
Disclosure of subsidiaries [line items]
Current Assets	296	283
Non-Current Assets	3,021	1,744
Current Liabilities	197	149
Non-Current Liabilities	1,642	769
Non-Controlling Interest in Operating Subsidiaries	909	677
Partnership capital	569	432
Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Current Assets	128	108
Non-Current Assets	3,486	3,750
Current Liabilities	169	121
Non-Current Liabilities	2,033	1,890
Non-Controlling Interest in Operating Subsidiaries	1,009	1,320
Partnership capital	403	527
U.S. colocation data center operation
Disclosure of subsidiaries [line items]
Current Assets	281	64
Non-Current Assets	4,463	1,459
Current Liabilities	363	197
Non-Current Liabilities	3,411	690
Non-Controlling Interest in Operating Subsidiaries	691	456
Partnership capital	279	180
Australian data center operation
Disclosure of subsidiaries [line items]
Current Assets	10	19
Non-Current Assets	626	589
Current Liabilities	12	18
Non-Current Liabilities	148	170
Non-Controlling Interest in Operating Subsidiaries	340	299
Partnership capital	136	121
Indian telecom tower operation
Disclosure of subsidiaries [line items]
Current Assets	789	807
Non-Current Assets	10,343	8,026
Current Liabilities	991	775
Non-Current Liabilities	9,890	7,299
Non-Controlling Interest in Operating Subsidiaries	(75)	452
Partnership capital	326	307
European hyperscale data center platform
Disclosure of subsidiaries [line items]
Current Assets	357	272
Non-Current Assets	4,984	4,370
Current Liabilities	429	316
Non-Current Liabilities	2,617	1,959
Non-Controlling Interest in Operating Subsidiaries	1,879	1,920
Partnership capital	416	447
Holding LP and other
Disclosure of subsidiaries [line items]
Current Assets	615	939
Non-Current Assets	450	66
Current Liabilities	2,044	2,661
Non-Current Liabilities	5,795	4,680
Non-Controlling Interest in Operating Subsidiaries	(364)	(366)
Partnership capital	$ (6,410)	$ (5,970)